INCOME TAXES (Schedule of Reconciliation of Provision (Benefit) for Income Taxes) (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Amount
Tax at U.S. statutory rate	$ (1,775,395)	$ (20,424,220)
State taxes, net of federal benefit	(188,025)	(258,310)
Other	(66,830)	494,801
Change in valuation allowance	2,030,250	2,187,729
Total income tax expense (benefit)
Percentage
Tax at U.S. statutory rate	(34.00%)	(34.00%)
State taxes, net of federal benefit	(3.60%)	(3.63%)
Other	(1.28%)	6.95%
Change in valuation allowance	38.88%	30.68%
Total effective income tax rate	0.00%	0.00%